Impairment of Goodwill and Long-Lived Assets - Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis (Detail)	12 Months Ended
Dec. 31, 2014
2015 [Member]
Goodwill [Line Items]
Discount rate	14.63%
2016 [Member]
Goodwill [Line Items]
Discount rate	14.22%
2017 [Member]
Goodwill [Line Items]
Discount rate	13.88%
2018 [Member]
Goodwill [Line Items]
Discount rate	13.15%
2019 [Member]
Goodwill [Line Items]
Discount rate	11.38%